Notes payable and Indebtedness to related parties, current	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Notes payable and Indebtedness to related parties, current

Note 20.      Notes payable and Indebtedness to related parties, current

Notes payable and indebtedness to related parties, current consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Short-term loan	5,900	4,085
Short-term loan from shareholders	78	79
Total notes payable and indebtedness to related parties, current	5,978	4,164

As at December 31, 2024, the current notes payable balance was made up of:

-	a USD 4,030,000 short-term loan with ExWorks (see description below),
-	a CHF 46,600 (USD 51,384) current portion of the Covid loans with UBS (see Note 22), and
-	a USD 1,818,943 production capacity investment loan agreement (see description below)

As at December 31, 2024, the indebtedness to related parties, current, balance was made up of loans from the noncontrolling shareholders of WISeKey SAARC for a total amount of USD 77,638 at closing rate (USD 78,950 as at December 31, 2023). These loans do not bear interest. See Note 37 for details.

The weighted–average interest rate on current notes payable, excluding loans from shareholders at 0% interest rate, was respectively 10% and 10% per annum as at December 31, 2024 and December 31, 2023.

Credit Agreement with ExWorks Capital Fund I, L.P

On April 4, 2019, WISeCoin AG (“WISeCoin”), an affiliate of the Group, signed a credit agreement with ExWorks Capital Fund I, L.P (“ExWorks”). Under this credit agreement, WISeCoin was granted a USD 4,000,000 term loan and may add up to USD 80,000 accrued interest to the loan principal, hence a maximum loan amount of USD 4,080,000. The loan bears an interest rate of 10% p.a. payable monthly in arrears. The maturity date of the arrangement was April 4, 2020, therefore all outstanding balances are classified as current liabilities in the balance sheet. ExWorks can elect to have part or all of the principal loan amount and interests paid either in cash or in WISeCoin Security Tokens (the “WCN Token”) as may be issued by WISeCoin from time to time. As at June 30, 2019, the conversion price was set at CHF 12.42 per WCN Token based on a non-legally binding term sheet.

Under the terms of the credit agreement, WISeCoin is required to not enter into agreements that would result in liens on property, assets or controlled subsidiaries, in indebtedness other than the exceptions listed in the credit agreement, in mergers, consolidations, organizational changes except with an affiliate, contingent and third party liabilities, any substantial change in the nature of its business, restricted payments, insider transactions, certain debt payments, certain agreements, negative pledge, asset transfer other than sale of assets in the ordinary course of business, or holding or acquiring shares and/or quotas in another person other than WISeCoin R&D. Furthermore, WISeCoin is required to maintain its existence, pay all taxes and other liabilities.

Borrowings under the line of credit are secured by first ranking security interests on all material assets and personal property of WISeCoin, and a pledge over the shares in WISeCoin representing 90% of the capital held by the Group. Under certain circumstances, additional security may be granted over the intellectual property rights of WISeCoin.

Total debt issue costs of USD 160,000 were recorded as debt discount and amortized over the duration of the loan. As at December 31, 2020, the debt discount was fully amortized.

As at December 31, 2023, the outstanding borrowings were USD 4,030,000 and the loan had not been repaid.

As at December 31, 2024, the outstanding borrowings were USD 4,030,000 and the loan had not been repaid, meaning that the loan is past due under the terms of the credit agreement with ExWorks. The Group has been in contact with the receiver of ExWorks Capital Fund I, L.P in relation to the outstanding borrowings and continues to accrue interest on the loan at the rate of 10% p.a.

Production Capacity Investment Loan Agreement

In November 2022, WISeKey entered into a loan agreement with a third-party client to borrow funds for the purpose of increasing their production capacity.  Under the terms of the Agreement, the client has lent to WISeKey a total of USD 2,000,000. The loan will be reimbursed by way of a volume rebate against future sales volumes from the SEALSQ group to the client during the period from July 1, 2023, through to December 31, 2025.  The volume rebate is based upon quarterly sales volumes in excess of a base limit on a yearly projected basis. Any amount still outstanding as at December 31, 2025 falls due for repayment on this date.  The loan does not bear any interest and there were no fees or costs attributed to the loan.

An unamortized debt discount totaling USD 511,128 was calculated and booked to APIC in 2022.

As of December 31, 2024, WISeKey has not repaid any amount due to a change in the product mix of the client. The loan balance remains USD 2 million with an unamortized debt discount balance of USD 181,057, thus leaving a carrying value of USD 1,818,943.

The Group recorded a debt discount amortization expense of USD 165,147 in the year 2024, and USD 164,924 in the year 2023. No debt discount charge was recorded to the income statement in 2022.